Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.24950%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,203,392.81

Principal:
Principal Collections	$17,520,461.93
Prepayments in Full	$9,683,736.88
Liquidation Proceeds	$153,856.55
Recoveries	$207,573.27
Sub Total	$27,565,628.63
Collections	$28,769,021.44

Purchase Amounts:
Purchase Amounts Related to Principal	$415,848.55
Purchase Amounts Related to Interest	$1,258.66
Sub Total	$417,107.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,186,128.65

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,186,128.65
Servicing Fee	$393,442.79	$393,442.79	$0.00	$0.00	$28,792,685.86
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,792,685.86
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,792,685.86
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,792,685.86
Interest - Class A-3 Notes	$366,099.26	$366,099.26	$0.00	$0.00	$28,426,586.60
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$28,047,132.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,047,132.85
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$27,923,967.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,923,967.18
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$27,835,621.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,835,621.35
Regular Principal Payment	$25,236,885.97	$25,236,885.97	$0.00	$0.00	$2,598,735.38
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,598,735.38
Residual Released to Depositor	$0.00	$2,598,735.38	$0.00	$0.00	$0.00
Total		$29,186,128.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,236,885.97
Total					$25,236,885.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,236,885.97	$51.36	$366,099.26	$0.75	$25,602,985.23	$52.11
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$25,236,885.97	$15.47	$957,064.51	$0.59	$26,193,950.48	$16.06

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$158,028,455.75	0.3216210	$132,791,569.78	0.2702586
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$399,358,455.75	0.2447574	$374,121,569.78	0.2292903

Pool Information
Weighted Average APR	3.009%	3.004%
Weighted Average Remaining Term	30.86	30.00
Number of Receivables Outstanding	30,353	29,481
Pool Balance	$472,131,350.78	$444,151,884.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$434,994,394.92	$409,337,816.96
Pool Factor	0.2642478	0.2485880

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$34,814,067.59
Targeted Overcollateralization Amount	$70,030,314.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,030,314.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$205,562.32
(Recoveries)		105	$207,573.27
Net Loss for Current Collection Period			$(2,010.95)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0051%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3389%
Second Prior Collection Period			0.2009%
Prior Collection Period			0.0255%
Current Collection Period			-0.0053%
Four Month Average (Current and Prior Three Collection Periods)			0.1400%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,769	$12,873,588.44
(Cumulative Recoveries)			$2,819,366.68
Cumulative Net Loss for All Collection Periods			$10,054,221.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5627%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,649.18
Average Net Loss for Receivables that have experienced a Realized Loss			$3,630.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.17%	257	$5,181,425.60
61-90 Days Delinquent	0.09%	22	$407,649.83
91-120 Days Delinquent	0.06%	11	$287,956.64
Over 120 Days Delinquent	0.08%	17	$351,099.83
Total Delinquent Receivables	1.40%	307	$6,228,131.90

Repossession Inventory:
Repossessed in the Current Collection Period		9	$189,582.47
Total Repossessed Inventory		16	$326,458.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1828%
Prior Collection Period			0.1911%
Current Collection Period			0.1696%
Three Month Average			0.1812%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2357%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	33

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	91	$1,897,420.62
2 Months Extended	112	$2,251,373.52
3+ Months Extended	16	$294,713.30

Total Receivables Extended	219	$4,443,507.44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer